New Accounting Pronouncements	12 Months Ended
Dec. 31, 2012
New Accounting Pronouncements
New Accounting Pronouncements

Note 3. New Accounting Pronouncements

In January 2012, we adopted Financial Accounting Standards Board, or FASB, Accounting Standards Update No. 2011-04, Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRS.  This update clarified the application of existing fair value measurement requirements.  This update also required reporting entities to disclose additional information regarding fair value measurements categorized within Level 3 of the fair value hierarchy.  This update was effective for interim and annual reporting periods beginning after December 15, 2011.  The implementation of this update did not cause any material changes to the disclosures in, or presentation of, our consolidated financial statements.

In January 2012, we adopted FASB Accounting Standards Update No. 2011-05, Presentation of Comprehensive Income.  This update eliminated the option to report other comprehensive income and its components in the statement of shareholders’ equity.  This update was intended to enhance comparability between entities that report under GAAP and to provide a more consistent method of presenting non-owner transactions that affect an entity’s equity.  This standard was effective for interim and annual reporting periods beginning after December 15, 2011.  The implementation of this update did not cause any changes to our consolidated financial statements other than the presentation of the consolidated statements of comprehensive income.